Financial instruments (Details Textual) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended										12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Accounts Receivable [Member] Customer Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2013 Accounts Receivable [Member] Customer Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2014 Accounts Receivable [Member] Government Grants, Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2013 Accounts Receivable [Member] Government Grants, Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2014 Accounts Receivable [Member] Due from Partners and Indirect and Value Added Taxes Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2013 Accounts Receivable [Member] Due from Partners and Indirect and Value Added Taxes Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2014 Royalty payments [Member] Maximum [Member] USD ($)	Dec. 31, 2014 Royalty payments [Member] Maximum [Member] CAD	Dec. 31, 2014 Royalty payments [Member] Minimum [Member] USD ($)	Dec. 31, 2014 Royalty payments [Member] Minimum [Member] CAD
Cash And Cash Equivalents, Short-Term Investments And Accounts Receivable	$ 140,854		$ 269,919
Cash, Cash Equivalents, and Short-term Investments, Total	94,005
Royalty Guarantees, Commitments, Amount														1,164	1,350
Contractual Obligations, Annual Royalty Payments as Percentage of Gross Revenue, Option Two														0.33%	0.33%
Contractual Obligation, Revenue for Payment of Royalty														12,693	13,500
Contractual Obligations, Annual Royalty Payments												26,514	28,189
Concentration Risk, Percentage				87.00%	88.00%	1.00%	1.00%	12.00%	11.00%
Accounts Receivable, Credit Period										30 days	90 days
Interest Rate Risk, Effect of Change in Exchange Rate by Fifty Basis Point on US Dollar Denominated, Financial Instruments	52
Foreign Currency Risk Effect Of Change In Exchange Rate By Twenty Five Basis Point On Euro Denominated Financial Instruments		51
Foreign Currency Risk Effect Of Change In Exchange Rate By Twenty Five Basis Point On US Dollar Denominated Financial Instruments	$ 201
Debt Instrument, Interest Rate During Period	9.00%	9.00%